UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number  811-08003
                                                    ---------------------

                       Advantage Advisers Troon Fund, LLC
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
           ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
           ------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-667-4225
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       [ADVANTAGE ADVISERS LOGO]


                     ADVANTAGE ADVISERS TROON FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)

                      ADVANTAGE ADVISERS TROON FUND, L.L.C.
                              FINANCIAL STATEMENTS


                     FOR THE SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)



                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital .......................  1

Schedule of Portfolio Investments ...........................................  2

Schedule of Securities Sold, Not Yet Purchased ..............................  8

Statement of Operations .....................................................  9

Statements of Changes in Members' Capital ................................... 10

Notes to Financial Statements ............................................... 11

Supplemental Information .................................................... 20

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                                                                       JUNE 30, 2006
                                                                                                                         (UNAUDITED)

ASSETS
Investments in securities, at market value (cost - $45,273,546)                                                       $  62,226,243
Cash and cash equivalents                                                                                                    19,471
Due from broker                                                                                                           6,637,889
Receivable for investment securities sold                                                                                42,465,374
Interest receivable                                                                                                          40,933
Dividends receivable                                                                                                          7,422
Other assets                                                                                                                 25,892
                                                                                                                      -------------
     TOTAL ASSETS                                                                                                       111,423,224
                                                                                                                      -------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $18,704,062)                                             18,893,905
Payable for investment securities purchased                                                                              33,241,963
Administration fees payable                                                                                                  48,255
Accounting and investor services fees payable                                                                                26,117
Dividends payable on securities sold, not yet purchased                                                                      20,419
Accrued expenses                                                                                                            201,301
                                                                                                                      -------------
     TOTAL LIABILITIES                                                                                                   52,431,960
                                                                                                                      -------------

          NET ASSETS                                                                                                  $  58,991,264
                                                                                                                      =============


MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                                             $  31,416,849
Accumulated net investment loss                                                                                            (294,658)
Accumulated net realized gain on investments                                                                             11,106,219
Net unrealized appreciation on investments                                                                               16,762,854
                                                                                                                      -------------
     MEMBERS' CAPITAL - NET ASSETS                                                                                    $  58,991,264
                                                                                                                      =============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         JUNE 30, 2006
                                                                                                          MARKET VALUE
SHARES
                  COMMON STOCK - 101.69%
                  UNITED STATES - 99.97%
                     ADVERTISING SALES - 2.52%
      22,841            Focus Media Holding, Ltd. - Sponsored ADR*                                          $1,488,319
                                                                                                            ----------
                     AIRLINES - 2.15%
      14,944            AMR Corp.*                                                                             379,877
      14,944            Continental Airlines, Inc., Class B*                                                   445,331
       8,730            US Airways Group, Inc.*                                                                441,214
                                                                                                            ----------
                                                                                                             1,266,422
                                                                                                            ----------
                     APPAREL MANUFACTURERS - 3.56%
      29,781            Coach, Inc.*                                                                           890,452
         452            G-III Apparel Group, Ltd.                                                                4,385
      21,917            Polo Ralph Lauren Corp.                                                              1,203,243
                                                                                                            ----------
                                                                                                             2,098,080
                                                                                                            ----------
                     APPLICATIONS SOFTWARE - 0.38%
       9,516            Microsoft Corp.                                                           (b)          221,723
                                                                                                            ----------
                     AUTO COMPONENTS - 3.06%
      29,910            Starwood Hotels & Resorts Worldwide, Inc.                                 (a)        1,804,769
                                                                                                            ----------
                     BROADCASTING SERVICES / PROGRAMMING - 1.35%
       9,531            Liberty Media Holding Corp., Series A                                                  798,412
                                                                                                            ----------
                     CABLE TELEVISION - 0.28%
       5,422            EchoStar Communications Corp., Class A                                                 167,052
                                                                                                            ----------
                     CASINO HOTELS - 8.54%
      53,278            Las Vegas Sands Corp.*                                                               4,148,225
      12,100            Wynn Resorts, Ltd.*                                                                    886,930
                                                                                                            ----------
                                                                                                             5,035,155
                                                                                                            ----------
                     CASINO SERVICES - 2.56%
      39,786            International Game Technology                                                        1,509,481
                                                                                                            ----------
                     COMPUTERS - 4.45%
      45,876            Apple Computer, Inc.*                                                   (a)(b)       2,627,318
                                                                                                            ----------
                     E-COMMERCE / SERVICES - 3.69%
      53,505            eBay, Inc.*                                                               (b)        1,567,161

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                         JUNE 30, 2006
SHARES                                                                                                    MARKET VALUE
                  COMMON STOCK - 101.69% (CONTINUED)
                  UNITED STATES - 99.97% (CONTINUED)
                     E-COMMERCE / SERVICES (CONTINUED)
     111,043            Move, Inc.                                                                          $  608,516
                                                                                                            ----------
                                                                                                             2,175,677
                                                                                                            ----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.10%
      40,890            Texas Instruments, Inc.                                                              1,238,558
                                                                                                            ----------
                     ENTERPRISE SOFTWARE / SERVICES - 0.35%
      14,127            Oracle Corp.*                                                                          204,700
                                                                                                            ----------
                     ENTERTAINMENT SOFTWARE - 1.82%
      24,969            Electronic Arts, Inc.                                                     (b)        1,074,666
                                                                                                            ----------
                     FINANCE - INVESTMENT BANKER / BROKER - 1.53%
      56,530            Charles Schwab Corp.                                                                   903,349
                                                                                                            ----------
                     FINANCE - OTHER SERVICES - 5.92%
       4,958            Chicago Mercantile Exchange Holdings, Inc.                                (a)        2,435,122
      35,354            NASDAQ Stock Market, Inc.*                                                           1,057,084
                                                                                                            ----------
                                                                                                             3,492,206
                                                                                                            ----------
                     HOTELS & MOTELS - 3.11%
      64,971            Hilton Hotels Corp.                                                       (a)        1,837,380
                                                                                                            ----------
                     INTERNET SECURITY - 1.59%
      40,464            VeriSign, Inc.*                                                                        937,551
                                                                                                            ----------
                     MEDICAL PRODUCTS - 0.16%
     140,000            ReGen Biologics, Inc.*                                                                  96,600
                                                                                                            ----------
                     MULTI-MEDIA - 14.56%
      94,975            News Corp., Class B                                                       (b)        1,916,595
      25,635            Time Warner, Inc.                                                         (b)          443,486
       4,702            Viacom, Inc., Class A*                                                                 169,037
      28,770            Viacom, Inc., Class B*                                                               1,031,117
     167,578            Walt Disney Co.                                                         (a)(b)       5,027,340
                                                                                                            ----------
                                                                                                             8,587,575
                                                                                                            ----------
                     NETWORKING PRODUCTS - 2.41%
      72,715            Cisco Systems, Inc.*                                                      (b)        1,420,124
                                                                                                            ----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                         JUNE 30, 2006
SHARES                                                                                                    MARKET VALUE
                  COMMON STOCK - 101.69% (CONTINUED)
                  UNITED STATES - 99.97% (CONTINUED)
                     REITS - OFFICE PROPERTY - 0.48%
       3,125            Boston Properties, Inc.                                                             $  282,500
                                                                                                            ----------
                     REITS - REGIONAL MALLS - 0.31%
       4,020            General Growth Properties, Inc.                                                        181,141
                                                                                                            ----------
                     REITS - SINGLE TENANT - 0.84%
       1,831            Alexander's, Inc.*                                                                     497,592
                                                                                                            ----------
                     RETAIL - APPAREL / SHOES - 7.49%
      12,517            Abercrombie & Fitch Co., Class A                                                       693,817
      20,723            Children's Place Retail Stores, Inc.*                                                1,244,416
      30,406            J Crew Group Inc                                                                       834,645
      38,633            Under Armour, Inc., Class A*                                                         1,646,539
                                                                                                            ----------
                                                                                                             4,419,417
                                                                                                            ----------
                     RETAIL - BEDDING - 0.70%
      12,517            Bed, Bath & Beyond, Inc.*                                                              415,189
                                                                                                            ----------
                     RETAIL - COMPUTER EQUIPMENT - 2.69%
      37,721            Gamestop Corp., Class A*                                                             1,584,282
                                                                                                            ----------
                     RETAIL - RESTAURANTS - 2.65%
      41,483            Starbucks Corp.*                                                          (a)        1,566,398
                                                                                                            ----------
                     TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 2.37%
      57,730            Corning, Inc.*                                                                       1,396,489

                     WEB PORTALS / ISP - 14.78%
      14,520            Google, Inc., Class A*                                                    (b)        6,088,672
      79,723            Yahoo!, Inc.*                                                             (b)        2,630,859
                                                                                                            ----------
                                                                                                             8,719,531
                                                                                                            ----------
                     WIRELESS EQUIPMENT - 1.57%
       8,809            Motorola, Inc.                                                                         177,501

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          JUNE 30, 2006
SHARES                                                                                                     MARKET VALUE
                  COMMON STOCK - 101.69% (CONTINUED)
                  UNITED STATES - 99.97% (CONTINUED)
                     WIRELESS EQUIPMENT (CONTINUED)
      36,998            Nokia OYJ Corp. - Sponsored ADR                                                     $   749,580
                                                                                                            -----------
                                                                                                                927,081
                                                                                                            -----------
                  TOTAL UNITED STATES (COST $42,328,273)                                                    $58,974,737
                                                                                                            -----------
                  TAIWAN - 0.13%
                     REITS - REGIONAL MALLS - 0.13%
       1,128            Macerich, Co.                                                                            79,186
                                                                                                            -----------
                  TOTAL TAIWAN (COST $77,702)                                                               $    79,186
                                                                                                            -----------
                  UNITED KINGDOM - 1.59%
                     FINANCE - OTHER SERVICES - 1.59%
      44,439            London Stock Exchange Group                                                             935,350
                                                                                                            -----------
                  TOTAL UNITED KINGDOM (COST $978,810)                                                      $   935,350
                                                                                                            -----------
                  TOTAL COMMON STOCK (COST $43,384,785)                                                     $59,989,273
                                                                                                            ------------
                  WARRANTS - 0.00%
                     MEDICAL PRODUCTS - 0.00%
      35,000            ReGen Biologics, Inc.*                                                                        0
                                                                                                            -----------
                  TOTAL WARRANTS (COST $0)                                                                  $         0
                                                                                                            -----------
CONTRACTS
                  PURCHASED OPTIONS - 3.79%
                     CALL OPTIONS - 3.68%
                     APPLICATIONS SOFTWARE - 0.33%
         540            Microsoft Corp., 07/22/06, $20                                                          194,400
                                                                                                            -----------
                     E-COMMERCE / SERVICES - 0.03%
         180            eBay, Inc., 07/22/06, $30.00                                                             18,900
                                                                                                            -----------
                     ENTERTAINMENT SOFTWARE - 0.06%
          45            Electronic Arts, Inc., 07/22/06, $35.00                                                  35,550
                                                                                                            -----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          JUNE 30, 2006
CONTRACTS                                                                                                  MARKET VALUE
                  PURCHASED OPTIONS - 3.79% (CONTINUED)
                     CALL OPTIONS - 3.68% (CONTINUED)
                     MULTI-MEDIA - 1.26%
         262            News Corp., Class B, 07/22/06, $15.00                                               $   133,620
       1,337            Time Warner, Inc., 07/22/06, $15.00                                                     307,510
         491            Time Warner, Inc., 07/22/06, $16.00                                                      68,740
         450            Walt Disney Co., 07/22/06, $25.00                                                       234,000
                                                                                                            -----------
                                                                                                                743,870
                                                                                                            -----------
                     NETWORKING PRODUCTS - 0.10%
         270            Cisco Systems, Inc., 07/22/06, $17.50                                                    60,750

                     TOBACCO - 0.47%
         315            Altria Group, Inc., 07/22/06, $65.00                                                    277,200
                                                                                                            -----------
                     WEB PORTALS / ISP - 1.43%
          36            Google, Inc., Class A, 07/22/06, $320.00                                                353,124
          36            Google, Inc., Class A, 07/22/06, $340.00                                                285,516
          36            Google, Inc., Class A, 07/22/06, $380.00                                                151,560
          90            Yahoo!, Inc., 07/22/06, $27.50                                                           49,500
                                                                                                            -----------
                                                                                                                839,700
                                                                                                            -----------
                     TOTAL CALL OPTIONS (COST $1,816,792)                                                     2,170,370
                                                                                                            -----------

                  PUT OPTIONS - 0.11%
                     COMPUTERS - 0.06%
          90            Apple Computer, 7/22/06, $60.00                                                          35,100
                                                                                                            -----------
                     E-COMMERCE / SERVICES - 0.05%

                 90        eBay, Inc., 07/22/06, $32.50                                                          31,500
                                                                                                            -----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          JUNE 30, 2006
CONTRACTS                                                                                                  MARKET VALUE
                  PURCHASED OPTIONS - 3.79% (CONTINUED)
                  TOTAL PUT OPTIONS (COST $71,969)                                                             $ 66,600
                                                                                                            -----------
                  TOTAL PURCHASED OPTIONS (COST $1,888,761)                                                 $ 2,236,970
                                                                                                            -----------
                  TOTAL INVESTMENTS (COST $45,273,546) - 105.48%                                            $62,226,243
                                                                                                            -----------
                  OTHER ASSETS, LESS LIABILITIES - (5.48%)                                                   (3,234,979)
                                                                                                            -----------
                  NET ASSETS - 100.00%                                                                      $58,991,264
                                                                                                            ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)  Security held in connection with an open put or call option contract.

*    Non-income producing security.

** Includes $19,471 invested in a PNC Bank Money Market Account, which is 0.03% of net assets.

ADR  American Depository Receipt


                                                JUNE 30, 2006                                                        JUNE 30, 2006
                                                PERCENTAGE OF                                                        PERCENTAGE OF
                                                NET ASSETS (%)                                                       NET ASSETS (%)
INVESTMENT IN SECURITIES - BY INDUSTRY            (UNAUDITED)        INVESTMENT IN SECURITIES - BY INDUSTRY            (UNAUDITED)
--------------------------------------          --------------       --------------------------------------          --------------
   Advertising Sales                                 2.52%              Internet Security                                  1.59%
   Airlines                                          2.15%              Medical Products                                   0.16%
   Apparel Manufacturers                             3.56%              Multi-Media                                       15.82%
   Applications Software                             0.71%              Networking Products                                2.51%
   Auto Components                                   3.06%              REITS - Office Property                            0.48%
   Broadcasting Services / Programming               1.35%              REITS - Regional Malls                             0.44%
   Cable Television                                  0.28%              REITS - Single Tenant                              0.84%
   Casino Hotels                                     8.54%              Retail - Apparel / Shoes                           7.49%
   Casino Services                                   2.56%              Retail - Bedding                                   0.70%
   Computers                                         4.51%              Retail - Computer Equipment                        2.69%
   E-Commerce / Services                             3.77%              Retail - Restaurants                               2.65%
   lectronic Components - Semiconductors             2.10%              Telecommunication Equipment Fiber Optics           2.37%
   Enterprise Software / Services                    0.35%              Tobacco                                            0.47%
   Entertainment Software                            1.88%              Web Portals / ISP                                 16.21%
   Finance - Investment Banker / Broker              1.53%              Wireless Equipment                                 1.57%
   Finance - Other Services                          7.51%                                                               ------
   Hotels & Motels                                   3.11%              TOTAL INVESTMENT IN SECURITIES                   105.48%
                                                                                                                         ======

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                          JUNE 30, 2006
                                                                                                           MARKET VALUE
SHARES
                  SECURITIES SOLD, NOT YET PURCHASED - (32.03%)
                     REGISTERED INVESTMENT COMPANY - (32.03%)
     128,660            iShares Russell 2000 Index Fund                                                     $ (9,228,782)
     128,660            NASDAQ - 100 Index Tracking Stock                                                     (4,988,148)
      36,760            SPDR Trust Series 1                                                                   (4,676,975)
                                                                                                            -------------
                                                                                                             (18,893,905)
                                                                                                            -------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED
                  (PROCEEDS $18,704,062)                                                                    $(18,893,905)
                                                                                                            =============

                                                      JUNE 30, 2006
                                                      PERCENTAGE OF
                                                      NET ASSETS (%)
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY       (UNAUDITED)
------------------------------------------------      -------------
   Registered Investment Company                        (32.03%)
                                                        -------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                (32.03%)
                                                        =======

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                                    SIX MONTHS ENDED
                                                                                                                     JUNE 30, 2006
                                                                                                                       (UNAUDITED)
INVESTMENT INCOME
      Interest                                                                                                         $    271,915
      Dividends                                                                                                              89,887
      Other income                                                                                                           88,174
                                                                                                                       ------------
                                                                                                                            449,976
                                                                                                                       ------------
EXPENSES
      Administration fees                                                                                                   294,611
      Legal fees                                                                                                             81,690
      Audit and tax fees                                                                                                     70,009
      Dividends on securities sold, not yet purchased                                                                        59,844
      Custodian fees                                                                                                         54,459
      Accounting and investor services fees                                                                                  54,238
      Prime broker fees                                                                                                      51,521
      Board of Managers' fees and expenses                                                                                   28,152
      Insurance expense                                                                                                      27,879
      Printing expense                                                                                                        6,770
      Registration expense                                                                                                    2,370
      Miscellaneous                                                                                                          13,091
                                                                                                                       ------------
            TOTAL EXPENSES                                                                                                  744,634
                                                                                                                       ------------

            NET INVESTMENT LOSS                                                                                            (294,658)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   REALIZED GAIN (LOSS) ON INVESTMENTS:
      Investment securities                                                                                              12,300,404
      Securities sold, not yet purchased                                                                                 (1,194,185)
                                                                                                                       ------------
            NET REALIZED GAIN ON INVESTMENTS                                                                             11,106,219
                                                                                                                       ------------

   NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                                                  (9,636,888)
                                                                                                                       ------------

            NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                               1,469,331
                                                                                                                       ------------

            NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                        $  1,174,673
                                                                                                                       ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              SPECIAL
                                                                              ADVISORY
                                                                               MEMBER           MEMBERS            TOTAL
                                                                            ------------      ------------       ------------
MEMBERS' CAPITAL, DECEMBER 31, 2004                                         $         --      $ 94,017,770       $ 94,017,770
                                                                            ------------      ------------       ------------
FROM INVESTMENT ACTIVITIES
   Net investment loss                                                                --        (1,120,317)        (1,120,317)
   Net realized gain on investments                                                   --        23,448,477         23,448,477
   Net change in unrealized depreciation
      on investments                                                                  --       (22,451,191)       (22,451,191)
                                                                            ------------      ------------       ------------
      NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES                                           --          (123,031)          (123,031)
                                                                            ------------      ------------       ------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                              --           200,000            200,000
   Capital withdrawals                                                                --       (36,326,648)       (36,326,648)
                                                                            ------------      ------------       ------------
      NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                            --       (36,126,648)       (36,126,648)
                                                                            ------------      ------------       ------------
MEMBERS' CAPITAL, DECEMBER 31, 2005                                         $         --      $ 57,768,091       $ 57,768,091
                                                                            ============      ============       ============
FROM INVESTMENT ACTIVITIES
   Net investment loss                                                      $         --      $   (294,658)      $   (294,658)
   Net realized gain on investments                                                   --        11,106,219         11,106,219
   Net change in unrealized depreciation
      on investments                                                                  --        (9,636,888)        (9,636,888)
                                                                            ------------      ------------       ------------
      NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES                                           --         1,174,673          1,174,673
                                                                            ------------      ------------       ------------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                              --            48,500             48,500
   Capital withdrawals                                                                --                --                 --
                                                                            ------------      ------------       ------------
      NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                            --            48,500             48,500
                                                                            ------------      ------------       ------------
MEMBERS' CAPITAL, JUNE 30, 2006                                             $         --      $ 58,991,264       $ 58,991,264
                                                                            ============      ============       ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


      1. ORGANIZATION

         Advantage Advisers Troon Fund, L.L.C., (the OCompanyO), was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. Effective May 9, 2003, pursuant to the approval of the Limited Partners, the Company was converted to a Delaware limited liability company. At such time, the general partner's interest was converted to a member interest and a Special Advisory Account was established for the investment adviser. The Company is registered under the Investment Company Act of 1940, as amended, (the OActO) as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to seek long-term capital appreciation. The Company pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Company may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the OBoard of ManagersO). There are four members of the Board of Managers, one of whom is considered an Ointerested personO under the Act. The Company's investment adviser is Troon Management, L.L.C. (the OAdviserO), a Delaware limited liability company. The Adviser is a subsidiary of Oppenheimer Asset Management Inc. (OOAMO) and an affiliate of Oppenheimer & Co. Inc. (OOppenheimerO). The Adviser serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member of the Adviser, and Mark Asset Management Corp. (OMAMCO) is a non-managing member of the Adviser. Investment professionals employed by MAMC manage the Company's investment portfolio on behalf of and under the supervision of the Adviser.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once in each year effective as of the end of each such year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         b.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on the NASDAQ) shall be valued:

                (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

                (2) If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii)   Securities traded on NASDAQ shall be valued:

                (1) at the NASDAQ Official Closing Price (ONOCPO) (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

                (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b. PORTFOLIO VALUATION (CONTINUED)

                (3)  if no sale is shown on NASDAQ, at the bid price; or

                (4) if no sale is shown and no bid price is available, the price will be deemed OstaleO and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b. PORTFOLIO VALUATION (CONTINUED)

         Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

         The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, ODiscloses about Fair Value of Financial Instruments,O approximates the carrying amounts presented in the Statement ofAssets, Liabilities and Members' Capital.

         c.  CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months of the time of purchase as cash equivalents. At June 30, 2006, $19,471 in cash equivalents was held at PNC Bank.

         d.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($1,120,317) and $23,448,477 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions for the year ended December 31, 2005. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         During the six months ended June 30, 2006, Oppenheimer earned $10,513 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (except the Special Advisory Member) as of the last day of each fiscal period in accordance with the Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such Member during such period. The incentive allocation is credited to the Special Advisory Account of the Adviser but will only be charged to a Member only to the extent that cumulative net profits with respect to such Member through the close of any period exceeds the highest level of cumulative net profits with respect to such Member through the close of any prior period. For each incentive allocation period, the Adviser can elect to withdraw the incentive allocation within 30 days from the Special Advisory Account. During the six months ended June 30, 2006, there was no incentive allocation to the Special Advisory Member. Based upon the profits for the six months ended June 30, 2006, the incentive allocation that would have been credited to the Special Advisory
         Account is $6,612. However, this amount is not reflected in the accompanying statement of changes in members' capital because the incentive allocation is credited at the end of the calendar year.

         At June 30, 2006, the Adviser had an investment in the Company amounting to $1,531,642, which is included in Members' Capital.

         Each Member of the Board of Managers (each a OManagerO) who is not an Ointerested personO of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. A Manager who is an Ointerested personO does not receive any annual or other fee from the Company. Managers who are not Ointerested personsO are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the OCustodianO) serves as custodian of the Company's assets.

         PFPC Inc. (OPFPCO) serves as the accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays PFPC an administrative fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For six months ended June 30, 2006, such sales commissions earned by Oppenheimer amounted to $1,500.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2006, amounted to $66,549,929 and $105,566,020, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2006, amounted to $972,130,555 and $927,601,641, respectively.

         At  December  31,  2005,  the  aggregate  cost for  Federal  income tax
         purposes  of  portfolio   investments  and  securities  sold,  not  yet
         purchased was $70,972,245 and $61,726,945, respectively.

         For Federal income tax purposes, at December 31, 2005, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $25,877,793, consisting of $27,242,190 gross unrealized appreciation and $1,364,397 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2006.

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2006, the Company had no outstanding margin borrowings.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security or currency at a price different from the current market value. During the six months ended June 30, 2006, the Company had no transactions in written options.

      8. RECENT ACCOUNTING PRONOUNCEMENTS

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 OAccounting for Uncertainty in Income TaxesO (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are Omore-likely-than-notO of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      9. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                    SIX MONTHS
                                       ENDED          YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                     JUNE 30,         DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                       2006              2005            2004           2003            2002           2001
                                    ----------        ------------    ------------   ------------    ------------   ------------
Net assets, end of period
  (000s)                             $58,991           $57,768         $94,018        $113,755        $95,519        $221,836
Ratio of net investment loss
  to average net assets**             (1.01%)***        (1.30%)          (1.39%)        (1.46%)         (0.93%)         (0.88%)
Ratio of expenses to average
  net assets**                         2.55%***          2.37%            2.38%          1.83%           1.47%           1.38%
Ratio of incentive allocation
  to average net assets                   0%                0%            0.08%          0.11%              0%              0%
Portfolio turnover                      105%              164%             150%            98%            107%             60%
Total return - gross*                  2.03%            (0.13%)          15.80%         46.48%         (34.23%)        (25.89%)
Total return - net*                    1.63%            (0.13%)          12.64%         37.18%         (34.23%)        (25.89%)
Average debt ratio                       N/A               N/A            0.12%          0.00%+           0.06%          0.13%

   * Total return assumes a purchase of an interest in the Company on the first day of the year and a sale of the interest on the last day of the period, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

   ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

   ***   Annualized

   +     Less than 0.01%

  N/A    Not applicable

ADVANTAGE ADVISERS TROON FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

     10. SUBSEQUENT EVENTS

         The Nominating Committee of the Board determined to nominate James Buck and Jesse Ausubel, who serve as Independent Managers of other funds in the Advantage Advisers Group of Funds, to serve as Independent Managers of the Company, subject to the approval by a majority of the Members of the Company. The Nominating Committee also determined to designate Mr. Buck as lead Independent Manager for an additional annual fee of $2,500. At a special meeting of Members held July 24, 2006, Mr. Buck and Mr. Ausubel were elected Independent Managers of the Company.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.       PROXY VOTING

         A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's (OSECO's) website at http://www.sec.gov.

         Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through June 30, 2006 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.      PORTFOLIO HOLDINGS

         The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.     APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         At a meeting held on March 1, 2006, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser. A special meeting was held on January 10, 2006 at which management provided and reviewed with the Board charts comparing the fees and expense structure of the Company with those of comparable registered funds and comparing the investment performance of the Company to the performance of similar funds and industry indices and discussed with the Board the materials to be provided at the March 1, 2006 meeting.

         In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee and expense information for comparable funds) and the profitability of the Adviser and its affiliates with respect to its relationship with the Company; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

         In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. Management reviewed the investment management, compliance, regulatory risk management, administration, accounting infrastructure and investor related services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services. The Independent Managers had, over the previous twelve months, considered various matters relevant to the consideration of the renewals of the various agreements, including: the nature, extent and quality of the services provided to the Company; Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third-party service providers; and the profitability of the Adviser attributable to providing services to the Company, among other matters. The Independent Managers had previously had discussions with senior management at Oppenheimer and OAM, and with an independent board member of Oppenheimer Holdings Inc. (the ultimate parent of Oppenheimer and OAM), regarding each of the various regulatory actions and settlements involving Oppenheimer that had been disclosed to the Board during the past year, including but not limited to a special telephonic meeting of the Board on November 30, 2005 to obtain information from the general counsel of Oppenheimer regarding these matters.

         Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

         In connection with its consideration of the investment advisory agreement, the Board reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The Board discussed the Company's investment performance, which has continued to lag comparable funds. The Board recognized the fact that many Members of the Company have invested (and remain invested) in the Company in order to access an investment program that utilizes the services of personnel of Mark Asset Management Corporation. The Board concluded that management is making appropriate efforts toward the goal of improving the Company's investment performance. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.0% management fee and 20% incentive allocation -- is comparable for similar products. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

         The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. In this regard, the Board reviewed a comparison of the Company's fees and expenses to those of comparable registered funds, and concluded that the Company's fees and expenses are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including fees and incentive allocations, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company. The Board noted the Adviser's continued willingness to manage the Company and Oppenheimer's willingness to support the Adviser's operations evidenced their commitment to providing quality services to the Company.

         The Board also recognized that the Adviser and Oppenheimer support the distribution of interests in the Company by making direct payments from their own resources to financial advisors of Oppenheimer in connection with investor-related services.

         Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer, and concluded that the Company's advisory fees and expenses were within industry norms.

         With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that, as economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time because there have been net outflows of capital from the Company.

         Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent Managers:

           1. the nature, extent and quality of the services provided by the Adviser are adequate and appropriate;

           2. the fees to be paid to the Adviser and Oppenheimer are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Adviser and its affiliates from their relationships with the Company;

           3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser and other investment advisers to similar investment vehicles receiving similar services.

           4. in light of a declining level of Company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

           5. the approval of the renewal of the Company's investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its members.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2)    Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Advantage Advisers Troon Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date 8/29/2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date 8/29/2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date 8/29/2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.